Labor and social obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Labor And Social Obligations
Salaries and payroll charges	R$ 70,291	R$ 69,885
Provision for vacation	218,987	256,415
Healthcare plan (i)	117,578	86,147
Provision for profit sharing (ii)	181,446	97,514
Incentivized Dismissal Program - PDI (iii)	62,127	290,202
Voluntary Dismissal Program (PDV) (iv)	629,273
Consent Decree (TAC)	5,587	6,093
Knowledge Retention Program (PRC)	904	1,184
Total	R$ 1,286,193	R$ 807,440